RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Salaries And Benefits	$ 284	$ 439
Office And Miscellaneous	192	174
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	245	220
Office And Miscellaneous	133	97
Total Cost	$ 378	$ 317